Warrant Liabilities - Schedule of Significant Change in the Fair Value Measurement (Details) - Warrant Liabilities [Member]	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	221.00%
Risk-free interest rate	4.11%
Expected life (in years)	4 years 11 months 8 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	222.00%
Risk-free interest rate	4.25%
Expected life (in years)	4 years 11 months 12 days